Earnings Per Share - Summary of Income Used in Basic and Diluted Earnings Per Share Computation (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
(a) Earnings used in calculating earnings per share
Net loss attributable to ordinary equity holders of the parent	$ (162,791)	$ (220,242)	$ (142,521)
(b) Weighted average number of shares
Weighted average number of ordinary shares on issue for basic earnings per share	1,224,697,353	638,202,922	442,637,406
Effect of dilution:
Weighted average number of ordinary shares adjusted for the effect of dilution	1,224,697,353	638,202,922	442,637,406
Loss per share (basic in cents)	$ (0.1329)	$ (0.3451)	$ (0.322)
Loss per share (diluted in cents)	$ (0.1329)	$ (0.3451)	$ (0.322)